Revenue	6 Months Ended
Jun. 30, 2025
Revenue
Revenue

6.Revenue

	Six months ended 30 June
US$ thousand	2025	2024
Sale of commodities - Copper	156,456	176,270
Sale of commodities - Silver	6,772	5,890
Total	163,228	182,160

Upon the acquisition of CMPL, the Company entered into an Offtake Agreement with Glencore International AG (“GIAG”), the Switzerland-based parent entity of Glencore Operations Australia Pty Limited (“Glencore”). The Offtake Agreement is a LOM obligation, pursuant to which the Company is committed to selling all the material to Glencore, and GIAG is committed to buying all the material.

Revenue is derived principally from the sale of commodities, recognised once the control of the goods has transferred from the Group to the customer.

Products of the Group may be provisionally priced at the date revenue is recognised. As at 30 June 2025, the Group had 11,826.73 payable copper metal tonnes of provisionally priced copper sales subject to final pricing over the next several months (31 December 2024: 9,949.32 payable copper metal tonnes). The average provisional price per tonne of these provisionally priced sales subject to final pricing is $9,551.84 (31 December 2024: $9,140.24). Impact of provisionally priced sales is accounted under IFRS 9 Financial Instruments (“IFRS 9”). Final settlements are recognised within revenue.

Under the Group’s sales offtake agreement, optionality exists to allow the parties to the transaction to complete advance payment sales. In such cases, the product may be sold at either the mine site and/or at port with title and control transferring earlier in the process than otherwise. For two transactions that occurred during the 2024 comparative period, the Group had applied ‘bill and hold’ guidance under IFRS 15. In applying this guidance, the key judgment in determining when to recognise revenue is assessing whether the bill and hold arrangement has substance. In assessing the substance of the bill and hold arrangement, the Group had considered the fact pattern specific to the sales in question, delays that occurred beyond both parties’ control, the structure of the contract with the counterparty, and the reason for the execution of the sale.